CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
EXPENSES
Amortization	$ 76,204	$ 49,164	$ 128,530	$ 79,566	$ 284,413	$ 114,785	$ 584,843	$ 713,373
Exploration	1,651,464	1,122,471	3,845,765	2,691,449	6,465,637	2,992,932	21,502,980	25,348,745
General and administrative	623,505	321,739	817,449	577,084	1,278,577	1,355,399	7,609,010	8,426,459
Option receipts in excess of property value	0	0	(135,000)	0	(315,000)	0	(315,000)	(450,000)
Write-off of mineral property	0	0	0	0	0	0	26,000	26,000
LOSS BEFORE OTHER ITEMS	(2,351,173)	(1,493,374)	(4,656,744)	(3,348,099)	(7,713,627)	(4,463,116)	(29,407,833)	(34,064,577)
OTHER ITEMS
Foreign exchange gain (loss)	(185,167)	(271,641)	(109,112)	(164,394)	16,028	179,124	566,680	457,568
Interest expense	(1,702)	0	(1,702)	0	0	(1,283)	(241,936)	(243,638)
Realized gain (losses) on sales of trading securities	(26,962)	0	8,766	0	60,317	170,422	254,319	263,085
Net unrealized loss on trading securities	(466,565)	(47,481)	(229,907)	(66,990)	212,073	(98,290)	47,210	(182,697)
Other income	54,572	12,873	85,771	24,223	53,894	34,104	910,730	996,501
Recovery of gold	0	260,904	70,557	1,282,679	1,316,330	1,227,394	9,386,689	9,457,246
Gain on disposal of property or equipment	0	0	0	260,058	260,058	0	356,488	356,488
Write-off of investment in trading securities	0	0	0	0	0	(25,000)	(25,000)	(25,000)
Total Other Items	(625,824)	(45,345)	(175,627)	1,335,576	1,918,700	1,486,471	11,255,180	11,079,553
Net loss for the period	(2,976,997)	(1,538,719)	(4,832,371)	(2,012,523)	(5,794,927)	(2,976,645)	(18,152,653)	(22,985,024)
Net loss attributable to non-controlling interest	172,066	115,135	375,557	157,477	470,170	(40,268)	506,531	882,088
Net loss attributable to Xtra-Gold Resources Corp.	$ (2,804,931)	$ (1,423,584)	$ (4,456,814)	$ (1,855,046)	$ (5,324,757)	$ (3,016,913)	$ (17,646,122)	$ (22,102,936)
Basic and diluted loss attributable to common stockholders per common share	$ (0.06)	$ (0.03)	$ (0.1)	$ (0.04)	$ (0.12)	$ (0.09)
Basic and diluted weighted average number of common shares outstanding	44,658,703	43,668,909	44,663,002	43,322,266	43,815,678	35,160,827